Annual Fund Operating Expenses	Jun. 26, 2025
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.12%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.91%
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.67%
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.67%
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.60%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest Expense	0.36%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.11%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.36%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.86%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.36%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.86%
Invesco California Municipal Fund | Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Interest Expense	0.36%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.80%
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2026
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.86%
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.31%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	1.61%
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.31%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.61%
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.23%
Interest Expense	0.05%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.61%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Interest Expense	0.49%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.38%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses	0.13%
Interest Expense	0.49%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	2.12%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Interest Expense	0.49%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.13%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.49%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.10%
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Interest Expense	0.49%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	1.07%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.82%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.57%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.57%
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.81%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.56%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.56%
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.06%
Interest Expense	0.03%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.50%
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.59%
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class A2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.34%
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.34%
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.34%
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Expenses (as a percentage of Assets)	0.36%
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Expenses (as a percentage of Assets)	0.28%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.97%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.72%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.72%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.16%
Other Expenses	0.10%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.88%
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Interest Expense	0.16%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.66%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Interest Expense	0.11%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.09%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.16%
Interest Expense	0.11%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.74%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Interest Expense	0.11%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.84%
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.09%
Interest Expense	0.11%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.77%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.14%
Interest Expense	0.09%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.93%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.14%
Interest Expense	0.09%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.59%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Interest Expense	0.09%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.69%
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Interest Expense	0.09%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.62%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.11%
Interest Expense	0.33%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.19%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Interest Expense	0.33%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.95%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Interest Expense	0.33%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.95%
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.07%
Interest Expense	0.33%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.91%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.83%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.58%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.58%
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Interest Expense	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.52%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Interest Expense	0.45%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.17%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.90%
Other Expenses	0.12%
Interest Expense	0.45%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.82%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.12%
Interest Expense	0.45%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	0.92%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Interest Expense	0.45%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	0.94%
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.06%
Interest Expense	0.45%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	0.86%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.10%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.20%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.96%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	0.96%
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Interest Expense	0.42%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	0.90%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.56%, 0.56% and 0.56%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.